Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Sales and other income	$ 3,361	$ 3,020
Product sales	3,325	2,998
Interest, dividends and other	36	22
Cost and expenses	2,227	2,041
Production costs	1,543	1,410
Exploration costs	163	120
Related party transactions	(9)	(5)
General and administrative	140	136
Royalties	93	87
Market development costs	4	4
Depreciation, depletion and amortization	385	387
Impairment of assets	1	11
Interest expense	90	91
Accretion expense	16	14
Employment severance costs	6	7
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(25)	(41)
Non-hedge derivative (gain)/loss and movement on bonds	(180)	(180)
Income from continuing operations before income tax and equity income in associates	1,134	979
Taxation expense	(439)	(284)
Equity income in associates	19	28
Equity income in subsidiaries	0	0
Preferred Stock Dividends	0	0
Net income	714	723
Less: Net income attributable to noncontrolling interests	(13)	(20)
Net income - attributable to AngloGold Ashanti	701	703
Common stock [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	699	701
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 1.82	$ 1.83
Ordinary shares - diluted (USD per share)	$ 1.36	$ 1.37
Ordinary shares - weighted (Shares)	384,238,379	382,894,949
Ordinary shares - diluted weighted (Shares)	419,116,755	417,544,711
Dividend declared per ordinary share (cents)	$ 0.38	$ 0.11
E Ordinary Shares [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	$ 2	$ 2
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 0.91	$ 0.92
Ordinary shares - diluted (USD per share)	$ 0.85	$ 0.84
Ordinary shares - weighted (Shares)	2,560,095	2,723,866
Ordinary shares - diluted weighted (Shares)	2,560,095	2,723,866
Dividend declared per ordinary share (cents)	$ 0.19	$ 0.06